ACQUISITION OF TRANSTAR, LLC. - Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 28, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 257,137		$ 122,735
Railroad
Business Acquisition [Line Items]
Cash and cash equivalents		$ 8,918
Accounts receivable		18,625
Operating lease right-of-use assets		12,231
Property, plant and equipment		490,561
Intangible assets		60,000
Other assets		15,008
Total assets		605,343
Accounts payable and accrued liabilities		47,010
Operating lease liabilities		10,689
Pension and other postretirement benefits		37,552
Other liabilities		8,487
Total liabilities		103,738
Goodwill		134,402
Total purchase consideration		$ 636,007